Note 14 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	2021	2020
Shares held by participants beginning of the year	359,843	346,097
Shares allocated to participants	24,318	24,377
Shares distributed to participants	(30,484)	(10,631)
Shares held by participants end of year	353,677	359,843

Unreleased shares beginning of the year	182,418	206,795
Shares released during year	(24,318)	(24,377)
Unreleased shares end of year	158,100	182,418
Total ESOP shares end of year	511,777	542,261
Fair value of unreleased shares at December 31	$3,900,327	3,137,590

Share-based Payment Arrangement, Option, Activity [Table Text Block]

	Shares Available For Grant	Unvested Restricted Shares Outstanding	Options Outstanding	Award Value/ Weighted Average Exercise Price	Vesting Period (in years)
2009 Plan
December 31, 2019	0	3,102	34,229	$11.21
Vested	0	(3,102)	0
December 31, 2020	0	0	34,229	$11.21
December 31, 2021	0	0	34,229	$11.21

2017 Plan
December 31, 2019	388,971	14,787	0	N/A
Granted January 28, 2020	(10,650)	7,100	0		3
Granted April 23, 2020	(9,000)	6,000	0		2
Granted April 28, 2020	(3,579)	2,386	0		1
Vested	0	(8,789)	0
December 31, 2020	365,742	21,484	0	N/A
Granted January 26, 2021	(16,685)	11,123	0		3
Granted April 27, 2021	(3,150)	2,100	0		1
Vested	0	(11,866)	0
December 31, 2021	345,907	22,841	0	N/A

Total all plans	345,907	22,841	34,229	$11.21

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
Date of Grant	Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable
January 26, 2016	$11.21	34,229	4.1	34,229	0
		34,229		34,229	0